Nature of business and organization - Business Overview (Details)	Jun. 30, 2024
Sonic Auspice DC LLC
Nature of business and organization
Equity interest (in percent)	55.00%
SonicHash US
Nature of business and organization
Equity interest (in percent)	100.00%